91067-P1 11/25

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED DECEMBER 1, 2025

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED JANUARY 1, 2025, OF

WESTERN ASSET INSTITUTIONAL U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

(THE “FUND”)

I.	Effective January 1, 2026, the following changes are made to the Fund’s Prospectus:

a)	The following relaces the fifth paragraph in the section titled “More on the funds’ investment strategies, investments and risks—Important information”:

Institutional U.S. Treasury Obligations Fund intends, under normal circumstances, to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins (“GENIUS”) Act of 2025 and any regulations adopted thereunder. The fund does not invest in stablecoins.

b)	The following replaces the first sentence in the section titled “More on the funds’ investment strategies, investments and risks—Maturity”:

Each fund (other than Institutional U.S. Treasury Obligations Fund) invests in securities that, at the time of purchase, are treated under applicable regulations as having remaining maturities of 397 days or less. Institutional U.S. Treasury Obligations Fund invests in securities that, at the time of purchase, are treated under applicable regulations as having remaining maturities of 93 days or less.

II.	The following change is made to the Fund’s SAI:

a)	The following replaces the first bullet in the section titled “Investment Policies—All Funds”:

•

(For all Funds other than Institutional U.S. Treasury Obligations Money Market Fund) The Fund invests in securities that, at the time of purchase, are treated under applicable regulations as having remaining maturities of 397 days or less.

•

(For Institutional U.S. Treasury Obligations Money Market Fund) The Fund invests in securities that, at the time of purchase, are treated under applicable regulations as having remaining maturities of 93 days or less.

Please retain this supplement for future reference.

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